Brown Advisory Sustainable Value Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Communication Services - 11.4%
Alphabet, Inc. - Class C (a)	7,914	$1,043,461
Comcast Corp.	52,218	2,315,346
Nexstar Media Group, Inc.	5,530	792,836
T-Mobile US, Inc.(a)	14,810	2,074,141
Total Communication Services		6,225,784

Consumer Discretionary - 6.1%
Best Buy Co., Inc.	10,773	748,400
Expedia Group, Inc. (a)	8,764	903,305
Wyndham Hotels & Resorts, Inc.	23,648	1,644,483
Total Consumer Discretionary		3,296,188

Consumer Staples - 5.8%
Kenvue, Inc.	43,052	864,484
Unilever PLC - ADR	45,991	2,271,955
Total Consumer Staples		3,136,439

Energy - 7.2%
ChampionX Corp.	52,304	1,863,068
Schlumberger NV	35,600	2,075,480
Total Energy		3,938,548

Financials - 15.3%
Ameriprise Financial, Inc.	2,765	911,565
Assurant, Inc.	7,888	1,132,559
Bank of America Corp.	65,334	1,788,845
Charles Schwab Corp.	10,907	598,794
Fidelity National Information Services, Inc.	34,307	1,896,149
KKR & Co., Inc.	18,667	1,149,887
Morgan Stanley	10,237	836,056
Total Financials		8,313,855

Health Care - 15.5%
AbbVie, Inc.	7,392	1,101,852
Bio-Rad Laboratories, Inc. (a)	2,698	967,098
Centene Corp. (a)	13,672	941,727
Elevance Health, Inc.	2,096	912,640
Gilead Sciences, Inc.	11,115	832,958
Laboratory Corp. of America Holdings	4,627	930,258
Medtronic PLC	19,483	1,526,688
Merck & Co., Inc.	12,132	1,248,990
Total Health Care		8,462,211

Industrials - 13.2%
Ferguson PLC	14,650	2,409,485
Lincoln Electric Holdings, Inc.	5,885	1,069,835
Masco Corp.	18,941	1,012,396
Trane Technologies PLC	7,981	1,619,425
Waste Connections, Inc.	7,940	1,066,342
Total Industrials		7,177,483

Information Technology - 11.9%
Applied Materials, Inc.	4,741	656,391
Cisco Systems, Inc.	34,562	1,858,054
Cognizant Technology Solutions Corp. - Class A	11,489	778,265
Micron Technology, Inc.	14,014	953,372
NXP Semiconductors NV	5,417	1,082,967
TD SYNNEX Corp.	11,335	1,131,913
Total Information Technology		6,460,962

Materials - 3.3%
CRH PLC	33,174	1,815,613
Total Materials		1,815,613

Real Estate - 1.5%
CBRE Group, Inc. (a)	10,799	797,614
Total Real Estate		797,614

Utilities - 3.8%
Constellation Energy Corp.	19,041	2,076,992
Total Utilities		2,076,992
TOTAL COMMON STOCKS (Cost $49,789,578)		51,701,689

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class Z, 5.22% (b)	2,115,407	2,115,407
Total Money Market Funds		2,115,407
TOTAL SHORT-TERM INVESTMENTS (Cost $2,115,407)		2,115,407

TOTAL INVESTMENTS - 98.9% (Cost $51,904,985)		53,817,096
Other Assets in Excess of Liabilities - 1.1%		609,162
TOTAL NET ASSETS - 100.0%		$54,426,258

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$51,701,689	$–	$–
Total Equities	51,701,689	–	–

Short-Term Investments:	–	–	–
Money Market Funds	2,115,407	–	–
Total Short-Term Investments	2,115,407	–	–

Total Investments in Securities	$53,817,096	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.